Earnings per share (Details 2) - ARS ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Diluted
(Loss) / profit for the year of continuing operations attributable to equity holders of the parent	$ (29,126)	$ 223,825	$ 276,741
Weighted average number of common shares outstanding	742	820	816
Diluted earnings per share	$ (39.25)	$ 272.96	$ 339.14